RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023. Accordingly, there was a concentration of risk in demand for the Company’s services.

	Revenue
	For the year ended December 31,
	2024		2023
Customer	Amount	%	Amount	%
A	$14,774,927	83%	$13,837,042	72%
B	$1,041,966	6%	$1,048,329	5%
C	$795,280	4%	$2,236,276	12%

	Accounts receivable
	At December 31,		At December 31,
	2024		2023
Customer	Amount	%	Amount	%
1	$8,970,298	87%	$5,871,789	83%
2	$342,394	3%	$355,419	5%
3	$340,179	3%	$304,341	4%